Risk - Foreign exchange risk (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) R$ / $	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2022 USD ($) R$ / $
Risk
Finance income (costs)	R$ (193,246)	R$ (280,874)	R$ (96,802)
Foreign exchange risk | Base scenario
Risk
Exchange rate | R$ / $	5.2171			5.2171
Foreign exchange risk | Scenario I
Risk
Exchange rate | R$ / $	5.7388			5.7388
Percentage increase in foreign exchange rate	10.00%
Finance income (costs)	R$ 63,016
Foreign exchange risk | Scenario II
Risk
Exchange rate | R$ / $	4.6954			4.6954
Percentage decrease in foreign exchange rate	10.00%
Finance income (costs)	R$ (63,016)
Foreign exchange risk | Cash and cash equivalents and financial investments
Risk
Exposure to risk | $				$ 2,711
Foreign exchange risk | Cash and cash equivalents
Risk
Exposure to risk	14,143	154
Foreign exchange risk | Loans and financing
Risk
Exposure to risk	R$ (654,514)	R$ (654,864)
Foreign exchange risk | Convertible notes
Risk
Exposure to risk | $				$ 118,079